Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions
On January 1, 2017, DCP Midstream, LLC contributed to us: (i) its ownership interests in all of its subsidiaries owning operating assets, and (ii) $424 million of cash (together the “Contributions”). In consideration of the Partnership’s receipt of the Contributions, (i) the Partnership issued 28,552,480 common units to DCP Midstream, LLC and 2,550,644 general partner units to the General Partner in a private placement and (ii) the Operating Partnership assumed $3,150 million of DCP Midstream, LLC’s debt. This represents a Transaction between entities under common control and a change in reporting entity.

Pursuant to the Contribution Agreement, DCP Midstream, LLC agreed to cause the General Partner to enter into Amendment No. 3 (the “Third Amendment to the Partnership Agreement”) to the Second Amended and Restated Agreement of Limited Partnership of the Partnership, dated November 1, 2006, as amended (the “Partnership Agreement”). On January 1, 2017, the General Partner, in its capacity as the general partner of the Partnership, entered into the Third Amendment to the Partnership Agreement. The Third Amendment to the Partnership Agreement includes terms that amend the Partnership Agreement to cause the incentive distributions payable to the holders of the Partnership’s incentive distribution rights with respect to the fiscal years 2017, 2018 and 2019 to, in certain circumstances, be reduced in an amount up to $100 million per fiscal year as necessary to provide that the distributable cash flow of the Partnership (as adjusted) during such year meets or exceeds the amount of distributions made by the Partnership (as adjusted) to the partners of the Partnership with respect to such year.

On January 1, 2015, we entered into an agreement with an affiliate of Enterprise Products Partners L.P., or Enterprise, to acquire a 15% ownership interest in Panola Pipeline Company, LLC, or Panola. At closing, we paid $1 million for our interest in the joint venture. The total consideration of approximately $26 million included our proportionate share in construction costs for expansion of the existing Panola NGL pipeline. In accordance with the Panola joint venture agreement, earnings began to accrue on February 1, 2016.

On March 31, 2014, DCP Midstream, LLC and its affiliates contributed to us: (i) a 33.33% membership interest in DCP Sand Hills Pipeline, LLC, which owns the Sand Hills pipeline; (ii) a 33.33% membership interest in DCP Southern Hills Pipeline, LLC, which owns the Southern Hills pipeline; and (iii) the remaining 20% interest in DCP SC Texas GP, or the Eagle Ford system.

On March 28, 2014, we acquired from DCP Midstream, LLC and its affiliates (i) a 35 MMcf/d cryogenic natural gas processing plant located in Weld County, Colorado, or the Lucerne 1 plant; and (ii) a 200 MMcf/d cryogenic natural gas processing plant also located in Weld County, Colorado, or the Lucerne 2 plant. Together with the contribution of the interests in the Sand Hills and Southern Hills pipelines and the remaining 20% interest in the Eagle Ford system, the acquisition of the Lucerne 1 and 2 plants are collectively referred to hereafter as the March 2014 Transactions.

Total consideration for the March 2014 Transactions at closing was $1,220 million, less customary working capital and other adjustments. $225 million of the consideration was funded by the issuance at closing of 2,098,674 of our common units to DCP Midstream, LLC, 1,399,116 of our common units to DCP LP Holdings, LLC, and 999,368 of our common units to DCP Midstream GP, LP. The remainder of the consideration was financed by a portion of the issuance of 14,375,000 common units to the public and the proceeds from our 5.60% 30-year Senior Notes and 2.70% five-year Senior Notes offering. The total consideration over the carrying value of the net assets of the Sand Hills and Southern Hills pipelines, the remaining 20% of the Eagle Ford system, and the Lucerne 1 and Lucerne 2 plants resulted in an excess purchase price of $178 million which was recorded as a decrease in limited partners' equity in the consolidated statement of changes in equity.